Note 20 - Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Nov. 23, 2011
Note 20 - Shareholders' Equity (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)	$ 4,819,794	$ 0
Common Stock, Shares, Issued	5,985,275	5,096,054	6,008,223
Preferred Stock, Shares Issued	0	0	0
Class Of Warrant Or Right Option Length	10 years
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0	$ 0	$ 0
Treasury Auction Of Warrants Date				Nov. 23, 2011
Number of Shares of Company's Common Stock Underlying Warrants				231,782
Exercise Price of Warrants (in Dollars per share)				$ 7.766
Number Of Warrants Issued	2
Number Of Shares Of Company's Common Stock Underlying Warrants Adjusted				255,540
Exercise Price Adjustment (in Dollars per share)				$ 7.044
Warrant Expiration Date				Dec. 23, 2018
Number Of Shares Repurchased	2,337	2,829
Cost To Repurchase Shares (in Dollars)	20,916	23,484
Warrant 1 [Member]
Note 20 - Shareholders' Equity (Details) [Line Items]
Number of Shares of Company's Common Stock Underlying Warrants				197,529
Exercise Price of Warrants (in Dollars per share)				$ 7.766
Number Of Shares Of Company's Common Stock Underlying Warrants Adjusted				217,775
Warrant 2 [Member]
Note 20 - Shareholders' Equity (Details) [Line Items]
Number of Shares of Company's Common Stock Underlying Warrants				34,253
Exercise Price of Warrants (in Dollars per share)				$ 7.766
Number Of Shares Of Company's Common Stock Underlying Warrants Adjusted				37,765
Subscription Offering [Member]
Note 20 - Shareholders' Equity (Details) [Line Items]
Expiration Of Shareholders Rights Offerings	Oct. 05, 2012
Proceeds from Issuance of Common Stock (in Dollars)	5,000,000
Common Stock, Shares, Issued	555,555
Share Price (in Dollars per share)	$ 9.00
Series B Preferred Stock [Member]
Note 20 - Shareholders' Equity (Details) [Line Items]
Preferred Stock, Shares Issued	12,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	200,222
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	8.99
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars)	$ 12,000,000
Shares of Common Stock Underlying Warrant	255,540
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 7.044
Preferred Stock Repurchased, Date of Repurchase	Oct. 27, 2010